Schedule of Inventory (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Inventory purchased for resale	$ 1,707,713	$ 3,052,518	$ 863,967
Feeds and eggs processed	105,955	156,984	72,733
In-transit inventory	176,995	1,598,650	1,182,741
Inventory allowance
Inventory, net	$ 1,990,663	$ 4,808,152	$ 2,119,441